Vanguard Target Retirement 2040 Fund

Schedule of Investments (unaudited)
As of December 31, 2019

		Market
		Value
	Shares	($000)
Investment Companies (100.1%)
U.S. Stock Fund (50.0%)
Vanguard Total Stock Market Index Fund Investor Shares	196,596,822	15,660,903

International Stock Fund (33.3%)
Vanguard Total International Stock Index Fund Investor Shares	585,094,249	10,449,783

U.S. Bond Fund (11.9%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	338,254,067	3,724,177

International Bond Fund (4.9%)
Vanguard Total International Bond Index Fund Investor Shares	135,069,840	1,527,640
Total Investment Companies (Cost $21,237,754)		31,362,503
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 1.816% (Cost $15)	162	16
Total Investments (100.1%) (Cost $21,237,769)		31,362,519
Other Assets and Liabilities-Net (-0.1%)		(34,042)
Net Assets (100%)		31,328,477

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

At December 31, 2019, 100% of the market value of the fund's investments was determined based on
Level 1 inputs.

Target Retirement 2040 Fund

C. Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions

	Sept. 30,		Proceeds					Dec. 31,
	2019		from	Realized	Change in		Capital Gain	2019
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market
Liquidity Fund	9,867	NA1	NA1	—	—	45	—	16
Vanguard Total Bond
Market II Index Fund	3,396,422	416,953	67,609	—	(21,589)	23,042	—	3,724,177
Vanguard Total
International Bond
Index Fund	1,444,631	140,663	—	—	(57,654)	37,460	—	1,527,640
Vanguard Total
International Stock
Index Fund	9,672,231	122,734	99,072	(3,753)	757,643	115,332	—	10,449,783
Vanguard Total Stock
Market Index Fund	14,559,106	119,915	240,207	7,734	1,214,355	80,275	—	15,660,903
Total
	29,082,257	800,265	406,888	3,981	1,892,755	256,154	—	31,362,519

1 Not applicable—purchases and sales are for temporary cash investment purposes.